Fair Value Measurements - Schedule of Fair Value Measurement Inputs at their Measurement Dates (Details)	2 Months Ended
	Dec. 31, 2024	Nov. 14, 2024	Nov. 13, 2024
Stock Price [Member]
Schedule of Fair Value Measurement Inputs at their Measurement Dates [Line Items]
Fair value measurement inputs	$11.48	$10.80	$10.79
Expected Redemption Price [Member]
Schedule of Fair Value Measurement Inputs at their Measurement Dates [Line Items]
Fair value measurement inputs	$11.13	$11.10	$11.10
Volatility [Member]
Schedule of Fair Value Measurement Inputs at their Measurement Dates [Line Items]
Fair value measurement inputs	6.70%	9.84%	9.72%
Term [Member]
Schedule of Fair Value Measurement Inputs at their Measurement Dates [Line Items]
Fair value measurement inputs	0.81	0.95	0.95
Risk-free rate [Member]
Schedule of Fair Value Measurement Inputs at their Measurement Dates [Line Items]
Fair value measurement inputs	4.19%	4.42%	4.38%
Probability of Business Combination Close [Member]
Schedule of Fair Value Measurement Inputs at their Measurement Dates [Line Items]
Fair value measurement inputs	85%	85%	85%